RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2017	Jul. 31, 2016	May 31, 2018	May 31, 2017	Nov. 30, 2017
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current			$ 44,465	$ 34,987
Debt Conversion, Original Debt, Amount			150,000	362,500
Due to Related Parties, Current			17,930	17,930
Imputed Interest, Debt			1,076	1,075
Notes Payable, Related Parties			75,137	699,208
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current			37,500	37,500
President [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current			29,167	0
Chief Operating Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current			37,500	0	$ 37,500
Former Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current			16,250	16,250
Officers and Directors [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current			$ 17,930	$ 17,930
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%
Officers and Directors [Member] | Principal [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties			$ 143,887
Officers and Directors [Member] | Accrued Interest [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Notes Payable, Related Parties			5,142
Accrued Salary Converted to Convertible Note [Member] | Chief Executive Officer and Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 150,000
Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 112,500	$ 250,000